American Growth Fund Series One (the "Fund") is managed using a growth style of investing.

Before you invest, you may want to review the Fund's prospectus, which contains more information about the Fund and its risks. You can find the Fund's prospectus and other information about the Fund online at
http://www.americangrowthfund.com/agfs1/registration-1.htm. You can also get this information at no cost by calling 800-525-2406 or by sending an e-mail request to reception@americangrowthfund.com.

The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this prospectus, and any representation to the contrary is a criminal offense.

Series One Summary Prospectus - Page 1

Risk Return Summary
Investment Objectives/Goals
The Fund´s primary objective is growth of capital.

Fee Table
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the American Growth Fund. More information about these and other discounts is available from your financial professional and in How to Reduce your Sales Charge, page 11 of the
Fund´s Statutory Prospectus and under Distribution of Fund Shares, Page 15 of the Fund´s statement of additional information.

	Class A	Class B		Class C		Class D
SHAREHOLDER FEES: (fees paid directly from your
investment)
Maximum sales charge (load) imposed on purchases (as a	5.75%	None		None		5.75%
percentage of offering price)
Maximum deferred sales charge (load) as a percentage of
original purchase price or redemption proceeds, whichever is	None(a)	5	% (b)	1	% (c)	None(a)
lower
Maximum sales charge (load) imposed on reinvested	None	None		None		None
dividends
Redemption Fees	None	None		None		None
Exchange Fee	None	None		None		None
Maximum Account Fee	None	None		None		None
Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment) ended July 31, 2016:
Management Fees	1.00%	1.00%		1.00%		1.00%
Distribution and Service (12b-1) fees	0.30%	1.00%		1.00%		None
Other Expenses	4.83%	4.82%		4.82%		4.83%
Total Annual Fund Operating Expenses	6.13%	6.82%		6.82%		5.83%

(a) Purchases of Class A and Class D shares in amounts of $1,000,000 or more which are not subject to an initial sales charge generally will be subject to a contingent deferred sales charge of 1.0% of amounts redeemed within the first year of purchase.
(b) Contingent Deferred Sales Charge for the 1st 2 years is 5%, 3rd & 4th years - 4%, 5th yr. - 3%, 6th yr. - 2%, 7th yr. - 1%.
(c) For one year.
The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund´s operating expenses remain the same. Seven years after the date of purchase, Class C Shares automatically convert to Class A Shares. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class A	$1,149	$2,279	$3,383	$6,036
Class B	$1,176	$2,391	$3,558	$6,230
Class C	$776	$1,991	$3,258	$6,230
Class D	$1,122	$2,203	$3,266	$5,847
You would pay the following expenses if you did not redeem your shares:
Class A	$1,149	$2,279	$3,383	$6,036
Class B	$676	$1,991	$3,258	$6,230
Class C	$676	$1,991	$3,258	$6,230
Class D	$1,122	$2,203	$3,266	$5,847

			Series One Summary Prospectus - Page 2

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over"
its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund´s performance. During the most recent fiscal year, the Fund´s portfolio turnover rate was 3% of the average net asset value of its portfolio.

Principal Investment Strategy
Investment Research Corporation (the "Adviser") manages the Fund using a growth style of investing. We use a consistent approach to build the Fund´s security portfolio which is made up primarily of common stocks and securities convertible into common stock. These securities are issued by large companies, and to a lesser extent, small and mid-sized companies. When a company’s fundamentals are strong, we believe earnings growth will follow.

Principal risks of investing in the Fund
The primary risks of investing in the Fund are:
~ Stock Market Risk - the value of an investment may fluctuate,
~ Industry and Security Risk - risks relating to an industry as a whole or a company´s prospects for business success,
~ Management Risk - risks that the Adviser´s assessment of a company´s growth prospects may not be accurate,
~ Liquidity Risk - a given security or asset may not be readily marketable,
~ Small Cap Risk - small cap stocks tend to have a high exposure to market fluctuations and failure,
~ Mid Cap Risk - mid cap stocks tend to have a greater exposure to market fluctuations and failure.
Loss of some or all of the money you invest is a risk of investing in the Fund.

Risk/Return Bar Chart and Table
The bar chart and table are intended to provide you with an indication of the risks of investing in the Fund by showing changes in performance from year to year and by showing how the Fund´s average annual returns for Class D shares for 1, 5 and 10 years compare to those of the Standard and Poors 500 total return. Past performance, before and after taxes, is not predictive of future performance. Sales load and account fees are not reflected in the chart. If the sales load and account fees were included, the returns would be less than those that are shown. Updated performance information for the Fund is available at the Fund´s web site (www.americangrowthfund.com) or toll free telephone number (800) 525-2406.

Best calendar quarter 09/09 22.12%. Worst calendar quarter 09/11 -21.45%. Year to date performance for the period ended 10/31/16 was 3.65%.

For the periods ended
December 31, 2015	One Year	Five Years	Ten Years
Class A Return before
taxes	-7.96%	8.47%	2.34%
Class B Return before	-7.58%	8.69%	2.79	%*

			Series One Summary Prospectus - Page 3

taxes

Class C Return before	-3.23%	8.94%	2.23%
taxes
Class D Return before
taxes	-7.58%	8.72%	2.68%

Class D Return after	-7.58%	8.72%	2.68%
taxes on Distributions
Class D Return after
taxes on Distributions	-7.58%	8.72%	2.68%
and Sale of Fund Shares
Standard and Poors 500	1.39%	12.57%	7.31%

* After seven years Class B Shares convert to Class A Shares. The ten year return for Class B reflects the first seven year returns for Class B and the remaining 3 years as Class A.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes;
Actual after-tax returns depend on an investor´s tax situation and may differ from those shown, and after-
tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts;
After-tax returns are shown for only Class D and after-tax returns for other Classes will vary.

The Investment Adviser
The investment adviser is Investment Research Corporation.

Portfolio Manager
The Fund is managed by an Investment Committee made up of; Timothy Taggart, the Fund´s President who has been a member of the Investment Committee since April of 2011, and Robert Fleck, employee of the Adviser who has acted in this capacity since April of 2011.

Purchase and Sale of Fund Shares
You can purchase and sell your shares on any business day through your Financial Adviser, by mail by writing to: American Growth Fund, 1636 Logan Street, Denver, CO 80203, by wire if the purchase or sale is over $1,000 or by calling 800-525-2406 if the purchase or sale is $5,000 or less. When purchasing
Fund shares there is no minimum initial or subsequent amount required.

Tax Consequences
Distributions from the Fund´s long-term capital gains are taxable as capital gains, while distributions from short-term capital gains and net investment income are generally taxable as ordinary income.

Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary´s Web site for more information.

Series One Summary Prospectus - Page 4